Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value Measurements
Equity investments with readily determinable fair values	¥ 3,107,266	¥ 2,567,268
Short-term investments	4,436,057	7,622,673	$ 624,806
Investments accounted for at fair values	490,781	246,073
Total	8,034,104	10,436,014
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Equity investments with readily determinable fair values	3,107,266	2,567,268
Total	3,107,266	2,567,268
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	4,436,057	7,622,673
Total	4,436,057	7,622,673
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Investments accounted for at fair values	490,781	246,073
Total	490,781	246,073
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 274,200	¥ 85,200